Deferred Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Policy Acquisition Costs [Line Items]
Balance, beginning of year	$ 129,868	$ 134,374	$ 118,319
Capitalization	2,650	6,406	13,531
Interest	6,184	6,471	6,197
Amortization	(17,820)	(17,691)	(11,563)
Change in shadow DAC	(221)	308	7,890
Balance, end of year	$ 120,661	$ 129,868	$ 134,374